Time Deposits and Other Time Liabilities	12 Months Ended
Dec. 31, 2021
Time Deposits And Other Time Liabilities [Abstract]
TIME DEPOSITS AND OTHER TIME LIABILITIES

NOTE 17

TIME DEPOSITS AND OTHER TIME LIABILITIES

As of December 31, 2021, and 2020, the composition of the line item time deposits and other liabilities is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Deposits and other demand liabilities
Checking accounts	14,385,633	11,342,648
Other deposits and demand accounts	1,773,233	1,583,183
Other demand liabilities	1,742,072	1,635,062
Subtotal	17,900,938	14,560,893

Time deposits and other time liabilities
Time deposits	9,926,507	10,421,872
Time savings account	195,570	153,330
Other time liabilities	8,978	6,589
Subtotal	10,131,055	10,581,791
Total	28,031,993	25,142,684